CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Total	Redeemable Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Stockholders' Equity Balance at Dec. 31, 2014	$ (1,395)		$ 4		$ 2,249	$ (3,648)
Temporary Equity Balance at Dec. 31, 2014		$ 223,084
Stockholders' Equity Balance, shares at Dec. 31, 2014			43,580,028
Temporary Equity Balance, Shares at Dec. 31, 2014		223,084
Issuance of common stock	59				59
Issuance of preferred stock		$ 248
Issuance of preferred and common stock, shares		248	48,349
Repurchase of common stock	(24)				(24)
Repurchase of preferred stock		$ (434)
Repurchase of common and preferred stock, shares		(434)	(84,808)
Temporary Equity Balance at Dec. 31, 2015		$ 222,898
Temporary Equity Balance, Shares at Dec. 31, 2015		222,898
Stock-based compensation expense, net	246				246
Incentive units vested	62				62
Incentive units vested, shares			1,192,731
Net loss	(10,807)					(10,807)
Stockholders' Equity Balance at Dec. 31, 2015	(11,859)		$ 4		2,592	(14,455)
Stockholders' Equity Balance, shares at Dec. 31, 2015			44,736,300
Issuance of common stock	66				66
Issuance of preferred stock		$ 1,263
Issuance of preferred and common stock, shares		1,263	36,079
Repurchase of common stock	(52)				(52)
Repurchase of preferred stock		$ (174)
Repurchase of common and preferred stock, shares		(174)	(62,402)
Temporary Equity Balance at Dec. 31, 2016		$ 223,987
Temporary Equity Balance, Shares at Dec. 31, 2016		223,987
Exercise of stock options	$ 18				18
Exercise of stock options, shares	6,568		10,568
Capital contribution	$ 459				459
Stock-based compensation expense, net	568				568
Incentive units vested	89		$ 1		88
Incentive units vested, shares			1,676,824
Net loss	(3,173)					(3,173)
Stockholders' Equity Balance at Dec. 31, 2016	(13,884)		$ 5		3,739	(17,628)
Stockholders' Equity Balance, shares at Dec. 31, 2016			46,397,369
Issuance of common stock	171,980		$ 1		171,979
Issuance of preferred and common stock, shares			15,800,000
Conversion of preferred stock to common stock upon initial public offering	173,429		$ 2		173,427
Conversion of preferred stock to common stock upon initial public offering		$ (173,429)
Conversion of preferred stock to common stock upon initial public offering, shares		223,816	20,500,400
Repurchase of preferred stock		$ (171)
Repurchase of preferred and common stock	(487)			$ (487)
Repurchase of preferred and common stock, shares				190,434
Repurchase of common and preferred stock, shares		(171)
Preferred dividend payment		$ (50,387)
Temporary Equity Balance at Dec. 31, 2017		$ 0
Temporary Equity Balance, Shares at Dec. 31, 2017		0
Exercise of stock options	$ 359				359
Exercise of stock options, shares	152,330		160,680
Treasury stock activity				$ 487	(487)
Treasury stock activity, shares			(112,772)	(190,434)
Stock-based compensation expense, net	$ 4,514				4,514
Incentive units vested	78				78
Incentive units vested, shares			2,202,449
Net loss	(7,592)					(7,592)
Stockholders' Equity Balance at Dec. 31, 2017	328,397		$ 8		$ 353,609	$ (25,220)
Stockholders' Equity Balance, shares at Dec. 31, 2017			84,948,126
Net loss	(11,614)
Stockholders' Equity Balance at Jun. 30, 2018	$ 326,993